Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following:

	As of June 30,
	2025	2024
Software	$22,346,000	$7,695,000
Accumulated amortization	(9,665,989)	(5,269,306)
Intangible assets, net	$12,680,011	$2,425,694